UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TRG Management LP
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Address:   280 Park Avenue, 27th Floor
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           New York, New York 10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-11909
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Guido Mosca
           --------------------------------------------------
Title:     Director of Portfolio Management
           --------------------------------------------------
Phone:     (212) 984-2900
           --------------------------------------------------

Signature, Place, and Date of Signing:

          /s/ Guido Mosca             New York, NY              11/14/2006
       ------------------------   --------------------------  ---------------
             [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             13
                                               -------------

Form 13F Information Table Value Total:           58,266
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                  FORM 13F INFORMATION TABLE


           COLUMN 1             COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5           COLUMN 6   COLUMN 7       COLUMN 8

--------------------------  ----------------  ----------  --------  ----------------------  ---------- ---------- -----------------
                                                           VALUE      SHRS OR   SH/   PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
      NAME OF ISSUER          TITLE OF CLASS     CUSIP    (x$1000)    PRN AMT   PRN   CALL  DISCRETION  MANAGERS  SOLE   SHARED NONE
--------------------------  ----------------  ----------  --------  ----------------------  ---------- ---------- ------------------
AMERICA MOVIL S A DE C V      SPON ADR L SHS  02364W105    8,083      205,300    SH            SOLE               205,300   0     0
ANGLO AMERN PLC               ADR             03485P102      236       11,200    SH            SOLE                11,200   0     0
CHINA MOBILE LIMITED          SPONSORED ADR   16941M109      226        6,400    SH            SOLE                 6,400   0     0
COMPANIA DE MINAS BUENAVENTU  SPONSORED ADR   204448104    9,585      355,000    SH            SOLE               355,000   0     0
CREDICORP LTD                 COM             G2519Y108      684       16,300    SH            SOLE                16,300   0     0
GERDAU S A                    SPONSORED ADR   373737105      207       15,300    SH            SOLE                15,300   0     0
GRUPO TELEVISA SA DE CV       SP ADR REP ORD  40049J206   17,631      829,300    SH            SOLE               829,300   0     0
LAN AIRLINES S A              SPONSORED ADR   501723100    4,764      125,000    SH            SOLE               125,000   0     0
MOBILE TELESYSTEMS OJSC       SPONSORED ADR   607409109      714       18,900    SH            SOLE                18,900   0     0
PETROCHINA CO LTD             SPONSORED ADR   71646E100      226        2,100    SH            SOLE                 2,100   0     0
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR   71654V408    2,750       32,800    SH            SOLE                32,800   0     0
SASOL LTD                     SPONSORED ADR   803866300    6,512      198,000    SH            SOLE               198,000   0     0
TENARIS S A                   SPONSORED ADR   88031M109    6,648      187,900    SH            SOLE               187,900   0     0

